Subsequent Event (Additional Information) (Details) - USD ($) $ in Millions	Feb. 05, 2026	Dec. 31, 2025
Discontinued Operations, Held-for-Sale [Member]
Subsequent Event [Line Items]
Planned sale		$ 0
Subsequent Event [Member] | Dingdong BVI [Member]
Subsequent Event [Line Items]
Cash consideration paid by buyer	$ 717
Percentage of consideration payable at closing	90.00%
Percentage of consideration payable on settlement	10.00%
Subsequent Event [Member] | Maximum [Member] | Dingdong BVI [Member]
Subsequent Event [Line Items]
Share purchase agreement consideration amount	$ 280
Subsequent Event [Member] | Minimum [Member] | Dingdong BVI [Member]
Subsequent Event [Line Items]
Share purchase agreement consideration amount	$ 150